Shareholder Report, Holdings (Details) - C000014262	Jun. 30, 2024
Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	(11.60%)
Not Rated
Holdings [Line Items]
Percent of Total Investments	2.20%
CCC or Lower
Holdings [Line Items]
Percent of Total Investments	0.10%
B
Holdings [Line Items]
Percent of Total Investments	0.90%
BB
Holdings [Line Items]
Percent of Total Investments	1.00%
BBB
Holdings [Line Items]
Percent of Total Investments	21.80%
A
Holdings [Line Items]
Percent of Total Investments	17.20%
AA
Holdings [Line Items]
Percent of Total Investments	6.30%
AAA
Holdings [Line Items]
Percent of Total Investments	62.10%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.50%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.50%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.90%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.30%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.30%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.40%